Quarterly Holdings Report
for
Fidelity Advisor® Floating Rate High Income Fund
January 31, 2025
AFR-NPRT1-0425
1.813066.120
Alternative Funds - 0.7%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(p) (Cost $121,797,397)	12,236,709	119,797,383

Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.5432% 7/20/2037 (c)(d)(e)	2,807,000	2,872,372
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.3816% 7/20/2034 (c)(d)(e)	806,000	810,564
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7932% 1/20/2035 (c)(d)(e)	2,103,000	2,104,342
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.802% 7/15/2037 (c)(d)(e)	3,336,000	3,383,818
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.9214% 10/20/2037 (c)(d)(e)	460,000	472,873
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 0% 1/17/2038 (c)(d)(e)	1,110,000	1,110,438
Eaton Vance CLO Ltd Series 2024-1A Class D2, CME Term SOFR 3 month Index + 4.5%, 8.802% 10/15/2037 (c)(d)(e)	1,810,000	1,854,738
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.302% 7/15/2037 (c)(d)(e)	1,023,000	1,047,814
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.6606% 10/20/2037 (c)(d)(e)	1,153,000	1,179,443
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8432% 7/20/2037 (c)(d)(e)	1,457,000	1,510,414
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 2.5% 2/20/2038 (c)(d)(e)	6,050,000	6,050,000
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (c)(d)(e)	2,704,000	2,726,762
Palmer Square Loan Funding Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.9223% 8/8/2032 (c)(d)(e)	5,670,000	5,687,055
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 3.8% 4/20/2038 (c)(d)(e)	752,000	752,000
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (c)(d)(e)	1,250,000	1,279,729
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		29,969,990
UNITED STATES - 0.0%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9932% 7/20/2037 (c)(d)(e)	4,213,000	4,294,602
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.1731% 1/20/2038 (c)(d)(e)	948,000	964,355
TOTAL UNITED STATES		5,258,957
TOTAL ASSET-BACKED SECURITIES (Cost $37,652,000)		38,101,319

Bank Loan Obligations - 86.0%
	Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.2723% 8/1/2029 (d)(e)(f)	14,076,092	12,510,126
CANADA - 2.0%
Consumer Discretionary - 0.8%
Automobiles - 0.1%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0616% 12/13/2029 (d)(e)(f)	13,283,881	13,289,460
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0616% 1/22/2031 (d)(e)(f)	14,127,762	14,130,023
		27,419,483
Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0616% 9/23/2030 (d)(e)(f)	58,490,032	58,225,073
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0616% 11/30/2029 (d)(e)(f)	31,459,087	31,533,959
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 8/1/2030 (d)(e)(f)	18,161,550	18,218,396
		107,977,428
TOTAL CONSUMER DISCRETIONARY		135,396,911

Consumer Staples - 0.2%
Household Products - 0.2%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2882% 6/27/2031 (d)(e)(f)	27,365,634	25,817,833
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rockpoint Gas Storage Partners LP 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9854% 9/18/2031 (d)(e)(f)	25,790,000	25,918,950
Financials - 0.1%
Insurance - 0.1%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5616% 3/15/2030 (d)(e)(f)	18,772,202	18,778,021
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 0% 12/6/2028 (d)(e)(f)(g)	3,460,000	3,476,227
Health Care Technology - 0.1%
PointClickCare Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5788% 11/3/2031 (d)(e)(f)	11,705,000	11,778,157
TOTAL HEALTH CARE		15,254,384

Industrials - 0.2%
Air Freight & Logistics - 0.2%
1199169 BC ULC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5616% 10/31/2031 (d)(e)(f)	21,034,244	21,105,971
1199169 BC ULC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5616% 10/31/2031 (d)(e)(f)	8,000,756	8,028,038
		29,134,009
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3373% 3/21/2031 (d)(e)(f)	11,364,125	11,424,469
TOTAL INDUSTRIALS		40,558,478

Information Technology - 0.2%
Software - 0.2%
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0616% 1/31/2030 (d)(e)(f)	32,604,769	32,623,354
Materials - 0.2%
Chemicals - 0.2%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2644% 5/27/2028 (d)(e)(f)	27,466,301	25,256,088
TOTAL CANADA		319,604,019
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3404% 2/4/2028 (d)(e)(f)	6,568,431	6,595,821
FRANCE - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.4%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.802% 8/15/2028 (d)(e)(f)	83,450,637	70,307,162
Media - 0.1%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6821% 8/14/2026 (d)(e)(f)	11,879,318	9,981,597
TOTAL FRANCE		80,288,759
GERMANY - 0.2%
Industrials - 0.2%
Machinery - 0.1%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 7.7368% 4/30/2030 (d)(e)(f)	16,656,118	16,772,377
Professional Services - 0.1%
Stepstone Group MidCo 2 GmbH/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 12/5/2031 (d)(e)(f)(g)	11,835,000	11,598,300
TOTAL GERMANY		28,370,677
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8586% 10/18/2029 (d)(e)(f)	14,314,125	14,439,374
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4956% 1/9/2032 (d)(e)(f)	6,920,000	7,015,150
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2639% 2/26/2031 (d)(e)(f)	16,551,825	16,648,322

TOTAL HONG KONG		23,663,472
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (d)(e)(f)(h)	20,791,044	1,975,150
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN, term loan CME Term SOFR 3 month Index + 8%, 12.357% 4/9/2026 (d)(e)(f)(j)	109,072	108,799
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.2933% 4/9/2026 (d)(e)(f)(i)	362,456	361,550
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL , term loan CME Term SOFR 3 month Index + 8%, 12.5854% 4/9/2026 (d)(e)(f)(j)	360,792	359,890

TOTAL INDIA		2,805,389
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5616% 10/31/2030 (d)(e)(f)	3,281,250	3,275,114
LUXEMBOURG - 0.4%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.302% 10/31/2027 (d)(e)(f)	11,596,313	10,132,279
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Travelport Finance Luxembourg Sarl 1LN, term loan CME Term SOFR 3 month Index + 2.48%, 12.1971% 9/29/2028 (d)(e)(f)	18,885,113	17,744,075
Financials - 0.0%
Financial Services - 0.0%
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (d)(e)(f)(h)	11,864,743	177,971
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chrysaor Bidco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7889% 10/30/2031 (d)(e)(f)	5,475,090	5,531,812
Chrysaor Bidco Sarl Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 3.5% 5/14/2031 (d)(e)(f)(i)	404,910	409,105
		5,940,917
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Aea International Holdings Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 9/7/2028 (d)(e)(f)	5,365,122	5,378,534
Information Technology - 0.0%
Software - 0.0%
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0616% 3/19/2031 (d)(e)(f)	6,560,425	6,613,761
Materials - 0.2%
Containers & Packaging - 0.2%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.7229% 2/9/2026 (d)(e)(f)	24,810,884	21,851,194
TOTAL LUXEMBOURG		67,838,731
NETHERLANDS - 1.2%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.005% 1/3/2028 (d)(e)(f)	33,664,158	33,722,060
Industrials - 0.7%
Building Products - 0.7%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5529% 1/14/2032 (d)(e)(f)	13,080,000	13,134,544
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0208% 2/25/2029 (d)(e)(f)	91,701,261	91,835,145
		104,969,689
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6573% 4/3/2028 (d)(e)(f)	25,967,784	26,154,493
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6573% 4/3/2028 (d)(e)(f)	9,840,786	9,908,491
		36,062,984
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 8/27/2028 (d)(e)(f)	22,654,460	18,350,112
TOTAL NETHERLANDS		193,104,845
PUERTO RICO - 0.5%
Communication Services - 0.5%
Media - 0.5%
Coral-US Co-Borrower LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6707% 1/31/2028 (d)(e)(f)	53,119,947	52,898,437
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4207% 10/15/2029 (d)(e)(f)	2,855,000	2,833,587
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/24/2032 (d)(e)(f)(g)	6,795,000	6,737,650
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1707% 10/16/2028 (d)(e)(f)	13,560,000	12,111,928

TOTAL PUERTO RICO		74,581,602
SPAIN - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Grifols Worldwide Operations USA Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.4616% 11/15/2027 (d)(e)(f)	19,780,000	19,661,320
Industrials - 0.0%
Construction & Engineering - 0.0%
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3366% 1/27/2029 (d)(e)(f)	5,292,082	5,300,020
TOTAL SPAIN		24,961,340
SWEDEN - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.72% 11/16/2028 (d)(e)(f)	32,862,773	33,062,250
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.4%, 7.97% 11/16/2028 (d)(e)(f)	11,390,985	11,476,417

TOTAL SWEDEN		44,538,667
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0139% 11/15/2030 (d)(e)(f)	31,700,450	30,740,560
UNITED KINGDOM - 2.4%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.1%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8116% 12/12/2026 (d)(e)(f)	1,994,819	1,968,646
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8116% 9/13/2029 (d)(e)(f)	12,664,200	10,986,194
		12,954,840
Entertainment - 0.4%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.587% 12/2/2031 (d)(e)(f)	64,805,000	64,661,133
Consumer Discretionary - 1.1%
Hotels, Restaurants & Leisure - 1.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4261% 7/21/2030 (d)(e)(f)	69,380,497	69,062,735
Entain Holdings Gibraltar Ltd Tranche B4 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.9288% 3/16/2027 (d)(e)(f)	12,689,750	12,718,809
Entain PLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.0788% 10/31/2029 (d)(e)(f)	33,101,386	33,249,018
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0788% 11/25/2030 (d)(e)(f)	63,194,972	63,150,104
		178,180,666
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6074% 2/7/2028 (d)(e)(f)	78,254,890	79,159,517
Health Care - 0.2%
Health Care Providers & Services - 0.2%
IVC Acquisition Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 12/6/2028 (d)(e)(f)	29,998,201	30,138,892
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2987% 10/21/2030 (d)(e)(f)	23,050,813	23,026,840
TOTAL UNITED KINGDOM		388,121,888
UNITED STATES - 78.0%
Communication Services - 5.5%
Diversified Telecommunication Services - 2.0%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6804% 7/31/2025 (d)(e)(f)	37,679,766	26,234,537
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 13.9153% 11/1/2025 (d)(e)(f)	34,111,321	938,061
Aventiv Technologies LLC Tranche DEC FLSO, term loan CME Term SOFR 3 month Index + 0%, 14.5876% 12/24/2025 (d)(e)(f)(j)	1,906,864	1,868,727
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0904% 7/31/2025 (d)(e)(f)	981,602	952,154
Consolidated Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9261% 10/2/2027 (d)(e)(f)	19,578,033	19,461,152
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 7.837% 7/1/2031 (d)(e)(f)	44,691,990	44,878,356
GTT RemainCo LLC Tranche OPCO 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.4116% 12/30/2027 (d)(e)(f)	6,765,059	6,583,281
Lorca Co-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 4/17/2031 (d)(e)(f)	8,788,588	8,814,250
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3116% 6/1/2028 (d)(e)(f)	27,470,606	27,460,717
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7761% 4/16/2029 (d)(e)(f)	46,241,349	43,277,741
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7761% 4/15/2030 (d)(e)(f)	73,189,243	68,157,482
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.1616% 10/1/2031 (d)(e)(f)	13,675,000	13,845,938
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4261% 3/9/2027 (d)(e)(f)	40,714,819	39,129,791
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5616% 3/9/2027 (d)(e)(f)	21,200,500	20,518,056
		322,120,243
Entertainment - 0.7%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9788% 2/10/2027 (d)(e)(f)	39,178,698	24,682,580
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9261% 9/1/2027 (d)(e)(f)	27,976,776	26,483,095
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9261% 9/1/2027 (d)(e)(f)	33,875,000	31,824,208
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8116% 8/30/2030 (d)(e)(f)	9,185,641	9,237,356
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6761% 8/5/2028 (d)(e)(f)	30,411,971	30,411,971
		122,639,210
Interactive Media & Services - 0.1%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0616% 7/8/2031 (d)(e)(f)	9,206,925	9,238,597
Media - 2.3%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8053% 10/28/2027 (d)(e)(f)	34,285,260	34,221,147
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7869% 10/30/2030 (d)(e)(f)	17,497,075	17,620,954
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3104% 12/9/2030 (d)(e)(f)	8,632,800	8,620,714
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5604% 12/15/2031 (d)(e)(f)	73,108,147	73,016,762
CSC Holdings LLC Tranche B-5 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1735% 4/15/2027 (d)(e)(f)	2,065,324	1,919,781
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8062% 1/18/2028 (d)(e)(f)	47,293,500	46,259,191
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.837% 12/1/2028 (d)(e)(f)	43,088,499	43,384,948
Nexstar Media Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 9/19/2026 (d)(e)(f)	17,914,457	17,963,722
Planet US Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5211% 2/10/2031 (d)(e)(f)	20,287,053	20,392,748
Sinclair Television Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.4261% 4/1/2028 (d)(e)(f)	2,895,000	2,471,606
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.9261% 9/30/2026 (d)(e)(f)	5,135,037	5,124,356
Sinclair Television Group Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1616% 4/21/2029 (d)(e)(f)	13,553,163	11,446,730
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 6/24/2029 (d)(e)(f)	9,677,184	9,761,859
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6761% 1/31/2029 (d)(e)(f)	38,433,102	38,192,895
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9261% 1/31/2029 (d)(e)(f)	11,815,625	11,841,501
Virgin Media Bristol LLC Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0116% 1/31/2028 (d)(e)(f)	15,360,000	15,113,626
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.7237% 3/31/2031 (d)(e)(f)	26,945,000	26,387,777
		383,740,317
Wireless Telecommunication Services - 0.4%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.337% 1/30/2031 (d)(e)(f)	42,625,800	42,972,348
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.07% 1/27/2031 (d)(e)(f)	18,345,857	18,361,083
		61,333,431
TOTAL COMMUNICATION SERVICES		899,071,798

Consumer Discretionary - 17.4%
Automobile Components - 0.9%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1616% 3/5/2028 (d)(e)(f)	26,696,513	23,736,671
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8116% 5/6/2030 (d)(e)(f)	26,413,800	26,367,575
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/14/2032 (d)(e)(f)(g)	57,910,000	57,982,388
Novae LLC/IN 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4106% 12/22/2028 (d)(e)(f)	14,956,300	14,087,040
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3639% 1/26/2029 (d)(e)(f)	24,589,835	23,102,150
		145,275,824
Automobiles - 0.4%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9261% 6/3/2028 (d)(e)(f)	45,772,351	44,715,925
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5788% 4/22/2030 (d)(e)(f)	18,758,558	18,758,558
		63,474,483
Broadline Retail - 2.7%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (d)(e)(f)	70,886,425	65,375,005
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0854% 11/8/2027 (d)(e)(f)	26,303,647	26,347,574
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5521% 1/23/2032 (d)(e)(f)	42,727,803	42,976,906
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 3/5/2028 (d)(e)(f)	311,015,700	312,828,922
		447,528,407
Distributors - 0.7%
BCPE Empire Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8116% 12/26/2028 (d)(e)(f)	46,237,210	46,531,279
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 1/20/2032 (d)(e)(f)(g)	23,275,000	23,226,588
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4261% 1/6/2028 (d)(e)(f)	6,845,630	6,826,805
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8021% 8/1/2030 (d)(e)(f)	30,386,992	30,602,132
		107,186,804
Diversified Consumer Services - 1.5%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.337% 7/31/2028 (d)(e)(f)	3,810,000	3,818,344
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0527% 7/30/2028 (d)(e)(f)	85,918,910	86,107,072
Frontdoor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5616% 12/19/2031 (d)(e)(f)	7,355,000	7,387,215
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5369% 6/12/2030 (d)(e)(f)	42,047,838	42,458,645
Learning Care Group US No 2 Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3386% 8/11/2028 (d)(e)(f)	12,141,774	12,213,896
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (d)(e)(f)	109,827,551	91,621,438
		243,606,610
Hotels, Restaurants & Leisure - 7.1%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6756% 2/7/2029 (d)(e)(f)	33,595,045	32,839,156
Aramark Services Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1761% 1/15/2027 (d)(e)(f)	4,662,500	4,662,500
Aramark Services Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3116% 4/6/2028 (d)(e)(f)	26,696,494	26,803,280
Aramark Services Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3116% 6/24/2030 (d)(e)(f)	22,470,000	22,559,880
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2091% 11/24/2028 (d)(e)(f)	11,130,150	11,192,813
Bulldog Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0461% 6/30/2031 (d)(e)(f)	4,580,636	4,589,247
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5616% 1/26/2030 (d)(e)(f)	85,474,200	85,687,886
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5616% 2/6/2031 (d)(e)(f)	61,996,513	62,125,465
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 10/18/2028 (d)(e)(f)	28,858,017	28,894,090
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 8/9/2027 (d)(e)(f)	11,851,659	11,892,428
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 9/18/2026 (d)(e)(f)	25,880,744	25,968,480
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.625% 11/1/2031 (d)(e)(f)	41,373,825	40,115,233
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.625% 6/29/2029 (d)(e)(f)	14,927,115	14,481,242
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8116% 1/27/2029 (d)(e)(f)	172,502,609	173,315,097
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5616% 2/12/2029 (d)(e)(f)	11,924,888	12,019,333
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 1/17/2032 (d)(e)(f)(g)	25,300,000	25,257,749
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6761% 12/1/2028 (d)(e)(f)	8,232,799	8,239,632
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5616% 5/26/2030 (d)(e)(f)	29,274,887	29,274,887
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5756% 10/7/2031 (d)(e)(f)	13,990,000	14,143,890
Herschend Entertainment Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 8/27/2028 (d)(e)(f)	6,487,088	6,497,207
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 1/17/2031 (d)(e)(f)	17,735,975	17,755,307
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 8/2/2028 (d)(e)(f)	49,343,793	49,411,887
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0606% 11/8/2030 (d)(e)(f)	21,135,341	21,262,153
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 12/22/2031 (d)(e)(f)	23,655,000	23,566,294
J&J Ventures Gaming LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4715% 4/26/2028 (d)(e)(f)	12,035,700	12,008,620
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8021% 4/26/2030 (d)(e)(f)	10,355,000	10,331,701
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7215% 4/26/2028 (d)(e)(f)	14,090,523	14,058,819
KFC Holding Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1632% 3/15/2028 (d)(e)(f)	13,475,537	13,477,693
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7961% 10/22/2031 (d)(e)(f)	27,440,000	27,549,760
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5511% 4/16/2029 (d)(e)(f)	24,928,308	25,001,099
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5616% 4/1/2031 (d)(e)(f)	27,443,252	27,408,948
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5989% 11/10/2028 (d)(e)(f)	10,525,090	10,521,301
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3116% 7/18/2031 (d)(e)(f)	8,151,226	8,141,526
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3116% 9/18/2031 (d)(e)(f)	4,728,150	4,732,594
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 4/1/2029 (d)(e)(f)	31,889,491	30,972,668
Scientific Games Holdings LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2961% 4/4/2029 (d)(e)(f)	34,968,224	35,078,724
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3116% 3/14/2031 (d)(e)(f)	45,009,875	45,072,439
TAIT LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8116% 10/1/2031 (d)(e)(f)	9,380,000	9,482,617
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (d)(e)(f)	39,536,915	38,093,818
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2027 (d)(e)(f)	3,500,000	2,814,595
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2026 (d)(e)(f)	9,374,922	9,058,519
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8116% 8/3/2028 (d)(e)(f)	51,327,716	51,501,204
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (d)(e)(f)	15,903,043	15,339,757
Wyndham Hotels & Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0616% 5/28/2030 (d)(e)(f)	9,404,715	9,425,311
		1,152,626,849
Household Durables - 1.0%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 9/26/2031 (d)(e)(f)	6,708,188	6,756,419
Mattress Firm Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.9235% 9/24/2028 (d)(e)(f)	32,359,257	32,339,194
Runner Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1139% 10/21/2028 (d)(e)(f)	12,507,933	5,854,463
Tempur Sealy International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.84% 10/24/2031 (d)(e)(f)	40,015,000	40,131,844
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6616% 6/29/2028 (d)(e)(f)	11,630,000	11,294,591
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6761% 10/30/2027 (d)(e)(f)	59,970,682	59,736,198
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6616% 10/30/2027 (d)(e)(f)	10,485,638	10,472,530
		166,585,239
Leisure Products - 0.3%
Lids Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.0014% 12/14/2026 (d)(e)(f)(j)	10,283,758	10,155,210
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 3/18/2030 (d)(e)(f)	43,345,594	43,300,515
		53,455,725
Specialty Retail - 2.4%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2015% 11/6/2027 (d)(e)(f)	5,984,948	5,979,980
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7015% 7/24/2028 (d)(e)(f)	17,233,627	7,092,672
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2727% 10/2/2031 (d)(e)(f)	50,458,538	50,849,591
Franchise Group Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 10.2538% 3/10/2026 (d)(e)(f)	9,256,864	5,253,270
Franchise Group Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 10.3922% 3/10/2026 (d)(e)(f)	31,887,465	18,096,137
Franchise Group Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 9%, 9.9204% 5/7/2025 (d)(e)(f)(i)	10,586,177	10,705,271
Gulfside Supply Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3259% 6/17/2031 (d)(e)(f)	7,394,969	7,426,175
Harbor Freight Tools USA Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8623% 6/5/2031 (d)(e)(f)	10,109,200	10,046,018
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7987% 6/9/2031 (d)(e)(f)	20,368,950	20,422,520
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0461% 11/26/2031 (d)(e)(f)	33,090,000	33,085,367
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1521% 6/6/2031 (d)(e)(f)	20,905,761	20,626,251
LS Group OpCo Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 4/16/2031 (d)(e)(f)	15,324,756	15,348,663
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8404% 4/15/2028 (d)(e)(f)	23,060,932	18,677,741
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (d)(e)(f)(h)	9,063,185	226,579
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9261% 10/20/2028 (d)(e)(f)	19,170,057	19,050,245
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6616% 10/20/2028 (d)(e)(f)	9,168,938	9,149,866
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1616% 2/8/2028 (d)(e)(f)	25,421,837	23,769,418
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.1767% 9/10/2029 (d)(e)(f)	72,248,722	69,471,481
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6761% 4/16/2028 (d)(e)(f)	17,591,356	17,591,356
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 1/30/2031 (d)(e)(f)	23,405,450	23,399,131
Woof Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3404% 12/21/2027 (d)(e)(f)	14,255,447	8,814,571
		395,082,303
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 2/20/2029 (d)(e)(f)	13,390,279	13,443,572
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6761% 11/23/2028 (d)(e)(f)	8,490,668	8,480,054
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2709% 8/26/2031 (d)(e)(f)	38,360,000	38,407,951
		60,331,577
TOTAL CONSUMER DISCRETIONARY		2,835,153,821

Consumer Staples - 2.1%
Beverages - 0.6%
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.4288% 1/24/2029 (d)(e)(f)	41,081,705	29,866,399
Naked Juice LLC 2LN, term loan CME Term SOFR 3 month Index + 6%, 10.4288% 1/24/2030 (d)(e)(f)	11,985,000	4,134,825
Triton Water Holdings Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.5%, 0% 3/31/2028 (d)(e)(f)(g)	1,000,000	1,000,000
Triton Water Holdings Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8404% 3/31/2028 (d)(e)(f)	55,300,506	55,490,740
		90,491,964
Consumer Staples Distribution & Retail - 0.6%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0756% 2/5/2029 (d)(e)(f)	10,200,286	10,264,038
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.1788% 8/1/2029 (d)(e)(f)	25,931,015	22,968,397
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2368% 9/29/2031 (d)(e)(f)	12,651,260	12,669,731
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 14% 11/20/2027 (d)(e)(f)	19,750,718	790,028
Northeast Grocery Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0235% 12/13/2028 (d)(e)(f)	11,145,688	11,167,979
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5461% 4/2/2029 (d)(e)(f)	36,187,395	36,187,395
		94,047,568
Food Products - 0.8%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5616% 12/23/2030 (d)(e)(f)	17,617,823	17,882,090
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7215% 10/23/2027 (d)(e)(f)	20,057,996	20,165,507
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.107% 10/25/2027 (d)(e)(f)	8,919,900	8,967,711
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8512% 8/2/2028 (d)(e)(f)	43,387,825	26,119,470
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 14.6162% 8/2/2028 (d)(e)(f)	23,261,230	23,121,663
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 2/12/2031 (d)(e)(f)	26,581,106	26,639,318
		122,895,759
Household Products - 0.0%
Resideo Funding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1086% 6/13/2031 (d)(e)(f)	9,717,409	9,741,703
Personal Care Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1761% 5/17/2028 (d)(e)(f)	17,111,889	15,788,455
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9116% 2/23/2029 (d)(e)(f)	7,098,108	6,705,725
		22,494,180
TOTAL CONSUMER STAPLES		339,671,174

Energy - 2.5%
Energy Equipment & Services - 0.1%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0767% 6/22/2029 (d)(e)(f)	24,518,550	24,515,117
Oil, Gas & Consumable Fuels - 2.4%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2716% 7/9/2031 (d)(e)(f)	22,628,288	22,628,288
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3288% 10/31/2028 (d)(e)(f)	8,836,655	8,912,119
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9261% 3/17/2028 (d)(e)(f)	8,887,256	8,939,069
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 12/31/2030 (d)(e)(f)	59,637,687	59,732,511
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 12/30/2027 (d)(e)(f)(g)	13,780,000	13,814,450
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9116% 11/19/2029 (d)(e)(f)	28,731,920	28,807,485
Eastern Power LLC Tranche B, term loan CME Term SOFR 1 month Index + 5.25%, 9.5616% 4/3/2028 (d)(e)(f)	8,634,760	8,640,890
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/24/2029 (d)(e)(f)(g)	13,970,000	14,004,925
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.302% 10/9/2031 (d)(e)(f)	19,760,000	19,918,870
EPIC Y-Grade Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0437% 6/29/2029 (d)(e)(f)	30,407,200	30,461,933
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0616% 9/29/2028 (d)(e)(f)	32,038,165	32,278,451
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 5/30/2031 (d)(e)(f)	10,135,778	10,207,540
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2908% 10/30/2028 (d)(e)(f)	79,476,850	78,996,810
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0382% 2/28/2030 (d)(e)(f)	19,264,404	19,228,380
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5616% 8/1/2029 (d)(e)(f)	9,746,473	9,829,708
WaterBridge NDB Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5216% 5/10/2029 (d)(e)(f)	10,528,613	10,647,059
		377,048,488
TOTAL ENERGY		401,563,605

Financials - 10.4%
Capital Markets - 2.4%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8116% 2/14/2031 (d)(e)(f)	61,752,253	61,787,452
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 6/16/2031 (d)(e)(f)	39,059,481	39,239,545
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 10/24/2031 (d)(e)(f)	58,911,327	59,219,433
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3116% 5/19/2031 (d)(e)(f)	22,129,538	22,114,268
Fleet US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.5777% 2/10/2031 (d)(e)(f)	12,884,882	12,965,412
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 9/17/2031 (d)(e)(f)	48,993,026	49,023,892
Focus Financial Partners LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 9/10/2031 (d)(e)(f)	5,261,974	5,265,289
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 9/5/2031 (d)(e)(f)	30,460,000	30,510,868
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0711% 4/21/2028 (d)(e)(f)	25,969,845	25,980,753
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3955% 12/15/2031 (d)(e)(f)	48,427,662	48,345,335
NGP XI Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 7/25/2031 (d)(e)(f)	10,525,000	10,617,093
PEX Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 11/19/2031 (d)(e)(f)	19,200,000	19,248,000
Superannuation & Investments US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1761% 12/1/2028 (d)(e)(f)	13,968,050	14,055,350
		398,372,690
Financial Services - 3.0%
AAL Delaware Holdco Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 7/30/2031 (d)(e)(f)	12,139,575	12,204,036
ACNR Holdings Inc term loan 13% (d)(f)(j)(k)	6,842,845	6,817,526
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8288% 1/31/2031 (d)(e)(f)	87,949,575	88,147,462
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7908% 12/19/2030 (d)(e)(f)	32,307,511	32,309,126
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/30/2031 (d)(e)(f)	15,695,000	15,762,332
Empire Today Ip, LLC Tranche EXCH 1ST OUT TLB, term loan 10.247% 8/30/2029 (d)(f)	1,726,209	1,683,054
Empire Today Ip, LLC Tranche EXCH FLSO TL, term loan 9.747% 8/30/2029 (d)(f)	10,501,105	5,985,630
Empire Today Ip, LLC Tranche NEW $ 1ST OUT TLA, term loan 10.247% 8/30/2029 (d)(f)	3,275,846	3,193,950
Epic Creations Inc Tranche DD DIP TL, term loan 14.357% 5/2/2025 (d)(f)(j)	171,381	171,380
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (d)(e)(f)(g)(h)(j)	2,939,516	2,204,637
Inception Finco Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 3/10/2031 (d)(e)(f)	7,651,550	7,708,937
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0529% 4/16/2029 (d)(e)(f)	13,937,428	14,015,895
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 11/17/2031 (d)(e)(f)	47,015,000	47,112,791
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6616% 11/5/2029 (d)(e)(f)	14,420,000	14,390,727
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3116% 7/18/2031 (d)(e)(f)	59,774,555	59,937,740
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0616% 5/16/2031 (d)(e)(f)	12,840,675	12,872,776
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0854% 2/14/2030 (d)(e)(f)	20,187,848	20,377,210
STG DISTRIBUTION LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 12.6825% 10/3/2029 (d)(e)(f)(j)	5,036,407	5,016,261
STG DISTRIBUTION LLC Tranche EXCHANGE FLSO 2LN, term loan CME Term SOFR 1 month Index + 7.6%, 5.4325% 9/30/2029 (d)(e)(f)(j)	10,785,807	8,024,641
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0616% 6/6/2031 (d)(e)(f)	26,219,460	26,216,838
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0616% 6/24/2031 (d)(e)(f)	12,553,723	12,554,350
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.7701% 11/21/2031 (d)(e)(f)	13,785,000	13,856,820
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8029% 2/15/2027 (d)(e)(f)	27,730,619	28,146,578
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8029% 2/9/2027 (d)(e)(f)	39,110,272	39,315,601
Whp Global LLC Tranche INCR TL, term loan 9.8052% 2/15/2027 (d)(f)	16,400,000	16,646,000
		494,672,298
Insurance - 5.0%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 11/6/2030 (d)(e)(f)	1,240,000	1,240,967
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8492% 11/6/2030 (d)(e)(f)	170,511,171	170,644,170
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 1/23/2032 (d)(e)(f)(g)	45,495,000	45,574,616
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 2/28/2028 (d)(e)(f)	18,506,525	18,478,209
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4116% 8/19/2028 (d)(e)(f)	48,262,279	48,161,893
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6616% 8/19/2028 (d)(e)(f)	58,323,763	58,369,256
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6761% 9/19/2030 (d)(e)(f)	59,540,519	59,419,651
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6761% 1/31/2028 (d)(e)(f)	66,157,555	64,536,695
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6761% 1/20/2029 (d)(e)(f)	96,816,391	93,987,416
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6761% 7/31/2027 (d)(e)(f)	32,285,048	32,249,212
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 0% 6/20/2030 (d)(e)(f)(g)	6,025,000	6,045,485
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3674% 6/20/2030 (d)(e)(f)	88,026,198	88,325,487
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5616% 9/15/2031 (d)(e)(f)	18,615,932	18,667,126
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 5/6/2032 (d)(e)(f)	23,410,526	23,703,158
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 5/6/2031 (d)(e)(f)	28,957,258	28,993,455
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 9/27/2030 (d)(e)(f)	9,771,807	9,769,071
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 11/23/2029 (d)(e)(f)	43,238,067	43,219,042
		811,384,909
TOTAL FINANCIALS		1,704,429,897

Health Care - 6.5%
Health Care Equipment & Supplies - 1.6%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4116% 11/8/2027 (d)(e)(f)	1,103,156	1,108,848
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 3/31/2029 (d)(e)(f)	24,695,224	24,668,306
ICU Medical Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.9788% 1/6/2029 (d)(e)(f)	16,545,786	16,625,536
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8116% 8/1/2031 (d)(e)(f)	57,502,062	57,837,299
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5616% 10/21/2028 (d)(e)(f)	134,458,432	135,037,948
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 5/30/2031 (d)(e)(f)	15,486,188	15,508,797
Viant Medical Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.313% 10/16/2031 (d)(e)(f)	11,445,000	11,590,924
		262,377,658
Health Care Providers & Services - 3.0%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7288% 2/15/2029 (d)(e)(f)	18,950,454	14,762,972
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 2/11/2028 (d)(e)(f)(g)	3,530,000	3,530,000
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0521% 2/11/2028 (d)(e)(f)	30,363,729	30,443,585
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3116% 5/9/2031 (d)(e)(f)	25,022,288	25,074,334
Examworks Bidco Inc Tranche B 1LN, term loan 7.0616% 11/1/2028 (d)(f)	14,772,756	14,873,507
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4288% 10/1/2027 (d)(e)(f)	94,350,577	89,633,049
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3116% 9/24/2031 (d)(e)(f)	37,485,000	37,594,456
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8116% 10/23/2031 (d)(e)(f)	12,172,700	12,287,853
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/16/2031 (d)(e)(f)(g)(i)	1,567,300	1,582,127
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 7/3/2028 (d)(e)(f)	15,637,081	15,763,273
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 7/3/2028 (d)(e)(f)	3,895,989	3,927,429
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8116% 4/15/2031 (d)(e)(f)	23,508,875	23,697,652
National Mentor Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1648% 3/2/2028 (d)(e)(f)	13,193,119	13,031,239
National Mentor Holdings Inc Tranche C 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1788% 3/2/2028 (d)(e)(f)	224,787	222,029
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8116% 2/21/2031 (d)(e)(f)	18,138,166	18,202,375
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 11/15/2028 (d)(e)(f)	60,067,826	60,306,896
Radnet Management Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.7709% 4/18/2031 (d)(e)(f)	8,656,500	8,705,755
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7147% 12/4/2031 (d)(e)(f)	49,545,000	49,885,870
Surgery Center Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0606% 12/19/2030 (d)(e)(f)	13,455,479	13,499,478
TTF Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0616% 7/18/2031 (d)(e)(f)	14,745,000	14,689,706
Upstream Newco Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8024% 11/20/2026 (d)(e)(f)	4,381,024	3,709,808
US Anesthesia Partners Inc 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.9515% 10/1/2029 (d)(e)(f)	2,820,000	2,354,700
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7015% 10/1/2028 (d)(e)(f)	4,933,498	4,907,794
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7849% 10/14/2031 (d)(e)(f)	11,157,826	11,241,510
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 2.25% 10/7/2031 (d)(e)(f)(i)	507,174	510,978
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 12/15/2027 (d)(e)(f)	16,080,836	16,087,590
		490,525,965
Health Care Technology - 1.3%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 2/15/2029 (d)(e)(f)	80,923,098	80,948,185
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (f)	8,930,000	8,993,224
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.087% 4/30/2031 (d)(e)(f)	53,069,643	53,401,329
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0616% 9/28/2029 (d)(e)(f)	27,546,838	27,612,949
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 11/26/2031 (d)(e)(f)	34,670,000	34,800,013
		205,755,700
Pharmaceuticals - 0.6%
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.187% 8/1/2027 (d)(e)(f)	10,671,331	10,662,687
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3116% 4/23/2031 (d)(e)(f)	33,175,426	33,400,687
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5616% 5/5/2028 (d)(e)(f)	37,477,552	37,576,493
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5487% 5/19/2031 (d)(e)(f)	29,068,661	29,141,333
		110,781,200
TOTAL HEALTH CARE		1,069,440,523

Industrials - 12.4%
Aerospace & Defense - 1.5%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 10/31/2030 (d)(e)(f)	11,772,807	11,819,074
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5524% 12/31/2027 (d)(e)(f)	3,764,855	3,762,520
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/10/2031 (d)(e)(f)(g)	16,730,000	16,763,460
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (d)(e)(f)(g)	54,877,845	54,946,442
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (d)(e)(f)(g)	5,177,155	5,183,627
Novaria Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4116% 6/9/2031 (d)(e)(f)	10,628,363	10,690,326
Ovation Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 4/21/2031 (d)(e)(f)	7,031,188	7,031,188
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3962% 12/11/2031 (d)(e)(f)	24,230,769	24,291,346
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (d)(e)(f)(g)(i)	2,019,231	2,024,279
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 8/24/2028 (d)(e)(f)	38,436,857	38,610,976
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8288% 2/28/2031 (d)(e)(f)	16,083,665	16,143,496
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 3/22/2030 (d)(e)(f)	36,251,343	36,385,836
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8288% 1/20/2032 (d)(e)(f)	21,760,463	21,857,732
		249,510,302
Air Freight & Logistics - 0.3%
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1616% 11/23/2028 (d)(e)(f)	13,077,688	12,949,265
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1616% 11/23/2028 (d)(e)(f)(j)	19,012,375	19,012,375
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7%, 11.4116% 11/23/2029 (d)(e)(f)(j)	8,145,000	8,145,000
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0788% 3/18/2030 (d)(e)(f)	16,914,371	16,939,743
		57,046,383
Building Products - 1.2%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8404% 5/17/2028 (d)(e)(f)	48,616,969	37,289,215
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3116% 1/3/2029 (d)(e)(f)	29,607,004	29,674,212
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8116% 5/11/2029 (d)(e)(f)	15,436,896	15,516,859
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6616% 10/22/2028 (d)(e)(f)	18,255,817	18,340,341
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8288% 8/2/2031 (d)(e)(f)	13,770,488	13,814,691
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 1/24/2029 (d)(e)(f)	22,989,124	23,123,150
MIWD Holdco II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 3/28/2031 (d)(e)(f)	8,372,925	8,430,531
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.4952% 4/29/2029 (d)(e)(f)	45,123,217	44,962,128
Specialty Building Products Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1616% 10/16/2028 (d)(e)(f)	10,853,544	10,803,835
		201,954,962
Commercial Services & Supplies - 4.9%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5603% 12/21/2028 (d)(e)(f)	91,982,218	92,376,823
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1616% 5/14/2028 (d)(e)(f)	97,589,582	97,900,894
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.087% 11/3/2031 (d)(e)(f)	18,975,517	19,054,645
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 10/10/2031 (d)(e)(f)(g)(i)	2,189,483	2,198,613
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 2/10/2031 (d)(e)(f)	38,725,762	38,401,628
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0616% 5/31/2028 (d)(e)(f)	19,667,000	19,839,086
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (d)(e)(f)	75,482,827	74,322,656
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.3288% 5/2/2030 (d)(e)(f)	8,753,063	8,774,945
Clean Harbors Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0616% 10/10/2028 (d)(e)(f)	11,306,014	11,397,932
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 11.0854% 5/3/2029 (d)(e)(f)	18,196,702	15,012,279
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3106% 2/10/2031 (d)(e)(f)	8,197,355	8,228,095
Corp Service Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2987% 11/3/2029 (d)(e)(f)	28,372,431	28,401,939
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 8/1/2029 (d)(e)(f)	36,471,053	36,755,892
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9715% 10/21/2028 (d)(e)(f)	20,525,399	20,676,877
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5603% 4/14/2029 (d)(e)(f)	12,775,872	12,957,928
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7622% 6/21/2028 (d)(e)(f)	43,222,325	43,287,159
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1389% 10/11/2028 (d)(e)(f)	10,562,651	8,848,438
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (d)(e)(f)	91,664,188	76,972,253
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0498% 7/25/2030 (d)(e)(f)	33,724,278	33,861,198
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 1/31/2032 (d)(e)(f)(g)	15,225,000	15,072,750
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4261% 3/19/2028 (d)(e)(f)	11,505,077	11,418,789
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5521% 11/30/2028 (d)(e)(f)	12,004,718	12,030,408
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8256% 11/30/2028 (d)(e)(f)	11,398,054	11,436,010
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5521% 11/30/2028 (d)(e)(f)	922,287	924,261
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8256% 11/30/2028 (d)(e)(f)	625,989	628,072
RLG Holdings LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.9261% 7/2/2029 (d)(e)(f)	2,290,000	1,774,750
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4251% 12/10/2026 (d)(e)(f)	9,571,289	9,607,181
Tidal Waste & Recycling Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8288% 10/6/2031 (d)(e)(f)	9,725,000	9,785,781
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.0349% 6/15/2030 (d)(e)(f)	16,983,907	16,474,389
Vestis Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.7638% 2/24/2031 (d)(e)(f)	18,374,781	18,380,477
Wellful Inc Tranche BOOTSTRAP FLSO TL, term loan CME Term SOFR 3 month Index + 6.25%, 10.6761% 10/19/2030 (d)(e)(f)	11,725,546	8,588,963
Wellful Inc Tranche PRIMING TL, term loan CME Term SOFR 3 month Index + 5%, 9.4261% 4/19/2030 (d)(e)(f)	12,115,766	11,964,319
		777,355,430
Construction & Engineering - 0.4%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0604% 3/21/2031 (d)(e)(f)	15,280,981	15,295,345
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8103% 11/3/2031 (d)(e)(f)	19,470,000	19,486,160
Pike Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4261% 1/21/2028 (d)(e)(f)	15,389,041	15,518,463
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2908% 2/16/2028 (d)(e)(f)	9,422,017	9,469,126
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5511% 1/24/2031 (d)(e)(f)	11,440,987	11,383,783
		71,152,877
Electrical Equipment - 0.4%
Array Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6751% 10/14/2027 (d)(e)(f)	23,177,821	23,148,848
Vertiv Group Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.087% 3/2/2027 (d)(e)(f)	38,315,514	38,411,303
		61,560,151
Ground Transportation - 0.2%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0788% 4/10/2031 (d)(e)(f)	35,083,150	35,041,401
Machinery - 0.6%
Ali Group North America Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4261% 7/22/2029 (d)(e)(f)	7,273,405	7,299,008
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8051% 3/18/2030 (d)(e)(f)	21,753,401	21,834,976
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.837% 9/28/2028 (d)(e)(f)	10,297,491	9,795,488
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8052% 10/10/2031 (d)(e)(f)	9,360,000	9,424,397
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.587% 1/2/2032 (d)(e)(f)	8,375,000	8,437,813
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4116% 3/25/2031 (d)(e)(f)	33,715,225	33,866,944
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.3221% 12/3/2026 (d)(e)(f)(j)	5,699,714	5,302,443
		95,961,069
Passenger Airlines - 0.4%
AAdvantage Loyalty IP Ltd 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3048% 4/20/2028 (d)(e)(f)	19,062,618	19,509,446
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9588% 6/4/2029 (d)(e)(f)	14,468,850	14,479,702
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0432% 10/20/2027 (d)(e)(f)	7,754,248	7,889,947
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2966% 2/24/2031 (d)(e)(f)	24,349,890	24,397,616
		66,276,711
Professional Services - 1.6%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9261% 2/4/2028 (d)(e)(f)	14,331,586	14,374,580
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5616% 9/29/2031 (d)(e)(f)	71,945,000	71,621,248
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0853% 10/30/2031 (d)(e)(f)	13,925,000	13,933,773
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0616% 12/30/2028 (d)(e)(f)	40,676,781	38,388,712
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3955% 9/29/2028 (d)(e)(f)	5,542,243	5,578,988
CHG Healthcare Services Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2755% 9/29/2028 (d)(e)(f)	16,216,151	16,327,718
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9261% 6/2/2028 (d)(e)(f)	23,849,885	23,738,029
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7908% 3/3/2031 (d)(e)(f)	12,148,950	12,240,067
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 8/16/2028 (d)(e)(f)	20,326,356	20,326,356
Galaxy US Opco Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0408% 4/29/2029 (d)(e)(f)	22,159,781	19,493,738
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3116% 5/30/2031 (d)(e)(f)	7,945,075	7,984,800
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3116% 7/31/2031 (d)(e)(f)	24,547,120	24,677,465
		268,685,474
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3116% 5/19/2028 (d)(e)(f)	7,340,850	7,360,156
DXP Enterprises Inc/TX Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0616% 10/7/2030 (d)(e)(f)	8,038,454	8,132,262
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.552% 1/29/2031 (d)(e)(f)	51,186,073	50,247,833
United Rentals North America Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0616% 2/14/2031 (d)(e)(f)	14,262,225	14,372,757
		80,113,008
Transportation Infrastructure - 0.4%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.2784% 4/8/2030 (d)(e)(f)	25,436,380	25,525,407
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 11.0284% 1/2/2029 (d)(e)(f)	6,582,766	6,747,336
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.2784% 8/10/2029 (d)(e)(f)	16,993,266	11,583,800
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.7784% 1/2/2029 (d)(e)(f)	966,590	686,279
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 12.2784% 8/10/2029 (d)(e)(f)	1,850,160	555,047
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3288% 7/26/2028 (d)(e)(f)	25,709,915	25,838,465
		70,936,334
TOTAL INDUSTRIALS		2,035,594,102

Information Technology - 13.6%
Communications Equipment - 0.6%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1203% 10/24/2030 (d)(e)(f)	6,328,946	6,356,667
CommScope LLC 1LN, term loan 9.8116% 12/17/2029 (d)(f)	83,258,887	85,010,654
		91,367,321
Electronic Equipment, Instruments & Components - 0.9%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3116% 7/2/2029 (d)(e)(f)	37,626,487	37,732,217
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.1761% 3/31/2029 (d)(e)(f)	2,490,000	2,471,325
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1761% 3/31/2028 (d)(e)(f)	28,846,575	29,117,156
DG Investment Intermediate Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 3.75% 3/31/2028 (d)(e)(f)(i)	1,109,747	1,120,156
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0616% 11/13/2029 (d)(e)(f)	14,459,373	14,473,254
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 8/18/2031 (d)(e)(f)	35,645,988	35,802,117
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7708% 10/15/2031 (d)(e)(f)	18,315,000	18,414,267
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.587% 5/30/2030 (d)(e)(f)	12,736,361	12,760,306
		151,890,798
IT Services - 1.5%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 2/3/2031 (d)(e)(f)	13,384,777	13,479,542
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (d)(e)(f)	45,592,903	41,603,524
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.4288% 6/30/2028 (d)(e)(f)	6,160,682	4,751,426
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 6/17/2031 (d)(e)(f)	44,243,168	44,191,845
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1616% 2/1/2028 (d)(e)(f)	97,639,364	91,232,270
Plano HoldCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 10/2/2031 (d)(e)(f)	11,725,000	11,798,281
Tempo Acquisition LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 8/31/2028 (d)(e)(f)	5,371,453	5,368,552
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0616% 6/23/2031 (d)(e)(f)	26,500,000	26,559,625
		238,985,065
Semiconductors & Semiconductor Equipment - 0.1%
MKS Instruments Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5887% 8/17/2029 (d)(e)(f)	27,946,153	28,061,570
Software - 10.2%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3288% 2/24/2031 (d)(e)(f)	31,898,146	32,191,609
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1616% 12/10/2029 (d)(e)(f)	13,412,417	13,352,061
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/11/2028 (d)(e)(f)(g)	6,975,000	6,963,003
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/10/2028 (d)(e)(f)	48,727,894	48,644,083
Camelot US Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0616% 1/31/2031 (d)(e)(f)	39,717,099	39,756,816
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0788% 3/24/2031 (d)(e)(f)	42,770,654	43,061,494
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 3/29/2029 (d)(e)(f)	66,096,226	66,502,057
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0904% 9/30/2028 (d)(e)(f)	48,425,138	48,764,114
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3116% 10/16/2026 (d)(e)(f)	81,092,595	78,189,481
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3116% 2/19/2029 (d)(e)(f)	26,540,126	21,033,049
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 10/29/2029 (d)(e)(f)	29,338,037	29,493,822
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0616% 5/30/2031 (d)(e)(f)	31,802,183	32,043,880
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3487% 3/3/2028 (d)(e)(f)	27,392,858	27,584,334
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0616% 9/12/2029 (d)(e)(f)	56,987,118	57,004,784
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 1/26/2032 (d)(e)(f)(g)	31,155,000	31,213,571
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5352% 10/9/2031 (d)(e)(f)	48,425,000	48,442,433
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5352% 10/12/2032 (d)(e)(f)	10,150,000	10,039,467
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.337% 3/1/2029 (d)(e)(f)	73,083,107	73,247,544
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.607% 12/11/2031 (d)(e)(f)	8,718,978	8,439,971
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.607% 5/3/2028 (d)(e)(f)	129,425,380	127,767,441
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5616% 2/23/2029 (d)(e)(f)	12,580,000	12,391,300
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7908% 7/1/2031 (d)(e)(f)	71,445,938	67,293,500
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5498% 7/31/2026 (d)(e)(f)	25,576,284	20,053,341
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 6/2/2028 (d)(e)(f)	164,224,933	164,343,175
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 0% 11/22/2032 (d)(e)(f)(g)	21,435,000	21,604,765
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (d)(e)(f)(g)	17,100,000	17,254,926
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5788% 10/28/2030 (d)(e)(f)	32,941,490	33,239,940
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3069% 7/16/2031 (d)(e)(f)	32,284,043	32,512,614
Project Boost Purchaser LLC Tranche B 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5569% 7/17/2032 (d)(e)(f)	6,330,000	6,472,425
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 8/31/2028 (d)(e)(f)	68,371,194	68,745,184
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1619% 5/15/2028 (d)(e)(f)	27,175,118	15,651,238
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6619% 5/15/2028 (d)(e)(f)	6,330,188	6,537,248
RealPage Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0788% 4/24/2028 (d)(e)(f)	10,800,000	10,857,888
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5904% 4/22/2028 (d)(e)(f)	43,488,671	43,429,961
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9116% 9/30/2028 (d)(e)(f)	25,632,583	25,260,141
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3116% 4/8/2030 (d)(e)(f)	47,670,711	47,604,449
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 11/23/2029 (d)(e)(f)	12,705,937	12,737,701
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.9261% 8/11/2028 (d)(e)(f)	25,959,559	26,095,847
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3116% 5/9/2031 (d)(e)(f)	38,620,775	38,722,348
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2998% 2/10/2031 (d)(e)(f)	129,482,865	130,201,495
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0487% 4/14/2031 (d)(e)(f)	19,387,610	19,472,527
		1,664,217,027
Technology Hardware, Storage & Peripherals - 0.3%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/15/2031 (d)(e)(f)(g)	47,595,000	46,911,060
TOTAL INFORMATION TECHNOLOGY		2,221,432,841

Materials - 6.3%
Chemicals - 3.5%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5788% 12/14/2029 (d)(e)(f)	24,089,455	20,927,714
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0616% 11/24/2027 (d)(e)(f)	10,299,800	10,274,050
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.1616% 11/24/2028 (d)(e)(f)	12,310,000	12,017,638
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4116% 11/24/2027 (d)(e)(f)	18,786,443	18,739,477
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9116% 9/30/2028 (d)(e)(f)	51,560,760	51,743,286
Arc Falcon I Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.4116% 10/1/2029 (d)(e)(f)	3,385,000	3,303,184
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2852% 8/29/2029 (d)(e)(f)	5,844,295	5,879,360
Axalta Coating Systems US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0788% 12/20/2029 (d)(e)(f)	5,859,466	5,879,915
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0873% 12/23/2031 (d)(e)(f)	27,840,000	27,761,770
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 8/18/2028 (d)(e)(f)	47,309,860	47,625,417
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3256% 11/1/2030 (d)(e)(f)	17,547,621	17,604,651
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.6687% 10/4/2029 (d)(e)(f)	58,964,100	59,050,188
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (d)(e)(f)	33,301,536	32,431,034
Hexion Holdings Corp 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3021% 3/15/2029 (d)(e)(f)	69,132,574	69,180,275
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8491% 3/15/2030 (d)(e)(f)	8,731,765	8,371,579
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1616% 3/1/2030 (d)(e)(f)	7,721,415	7,716,628
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6616% 4/2/2029 (d)(e)(f)	35,504,143	35,548,523
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0501% 8/22/2031 (d)(e)(f)	41,329,195	40,055,016
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.3662% 12/1/2026 (d)(e)(f)	15,587,227	14,655,890
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 6/23/2031 (d)(e)(f)	14,312,680	14,328,567
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 1/31/2029 (d)(e)(f)	16,698,975	16,767,274
Touchdown Acquirer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 2/21/2031 (d)(e)(f)	23,920,050	23,942,535
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3116% 9/30/2031 (d)(e)(f)	12,683,242	12,814,006
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 9/30/2031 (d)(e)(f)(g)(i)	1,306,758	1,320,231
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/22/2028 (d)(e)(f)	17,183,550	17,312,427
		575,250,635
Construction Materials - 0.6%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 2/4/2032 (d)(e)(f)(g)	17,655,000	17,610,863
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7908% 8/5/2030 (d)(e)(f)	6,328,200	6,344,020
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 1/30/2032 (d)(e)(f)(g)	35,030,000	34,942,425
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 4/2/2029 (d)(e)(f)	10,238,993	10,290,188
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 3/27/2028 (d)(e)(f)	18,097,020	18,178,456
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 10/19/2029 (d)(e)(f)	17,573,661	17,602,130
		104,968,082
Containers & Packaging - 2.0%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6761% 3/3/2028 (d)(e)(f)	43,782,578	43,839,058
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8362% 6/9/2031 (d)(e)(f)	41,070,895	41,287,749
Berry Global Inc Tranche AA 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.1621% 7/1/2029 (d)(e)(f)	22,718,406	22,739,307
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3256% 12/2/2030 (d)(e)(f)	24,059,131	24,206,854
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.4866% 4/13/2029 (d)(e)(f)	107,730,940	107,979,799
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8116% 8/4/2027 (d)(e)(f)	16,640,758	16,698,668
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 5/1/2031 (d)(e)(f)	8,892,713	8,903,828
Pactiv Evergreen Group Holdings Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8116% 9/25/2028 (d)(e)(f)	15,965,560	16,012,179
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3116% 8/3/2026 (d)(e)(f)	16,965,787	17,064,697
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4261% 8/1/2026 (d)(e)(f)	1,935,000	1,947,094
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1616% 1/30/2027 (d)(e)(f)	14,428,959	14,463,878
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0616% 4/21/2031 (d)(e)(f)	6,615,013	6,667,734
		321,810,845
Paper & Forest Products - 0.2%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0616% 5/23/2031 (d)(e)(f)	26,553,636	26,462,291
TOTAL MATERIALS		1,028,491,853

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 1/31/2030 (d)(e)(f)	7,341,600	7,381,391
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0616% 1/31/2030 (d)(e)(f)	19,202,437	19,274,447
Greystar Real Estate Partners LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0501% 8/21/2030 (d)(e)(f)	12,282,783	12,267,429
		38,923,267
Utilities - 1.1%
Electric Utilities - 0.6%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0439% 4/16/2031 (d)(e)(f)	1,994,975	1,997,469
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0616% 12/20/2030 (d)(e)(f)	29,773,361	29,788,247
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.587% 1/20/2031 (d)(e)(f)	58,560,057	58,711,142
		90,496,858
Independent Power and Renewable Electricity Producers - 0.5%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0616% 9/30/2031 (d)(e)(f)	22,239,263	22,344,899
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3116% 7/31/2030 (d)(e)(f)	14,954,125	14,960,705
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.219% 11/14/2025 (d)(e)(f)	11,069,025	11,013,680
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0235% 12/10/2031 (d)(e)(f)	9,865,000	9,893,806
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1761% 3/25/2028 (d)(e)(f)	16,234,172	15,748,770
		73,961,860
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6761% 6/23/2028 (d)(e)(f)	14,101,313	14,083,685
TOTAL UTILITIES		178,542,403

TOTAL UNITED STATES		12,752,315,284
TOTAL BANK LOAN OBLIGATIONS (Cost $14,278,062,146)		14,067,755,668

Common Stocks - 1.3%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
New Cineworld Ltd (j)(l)	715,262	15,213,623
LUXEMBOURG - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Travelport Finance Luxembourg Sarl (j)	3,686	10,242,436
UNITED STATES - 1.1%
Communication Services - 0.0%
Media - 0.0%
Ion Media Networks Inc (j)(l)	2,842	0
Main Street Sports Group (j)	23,201	150,807
		150,807
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (j)(l)	542,500	7,041,650
Specialty Retail - 0.0%
Joann Inc (j)(m)	6,027,648	60
TOTAL CONSUMER DISCRETIONARY		7,041,710

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp	643,972	31,683,422
EP Energy Corp (j)(l)	80,740	106,577
Expand Energy Corp	587,218	59,661,349
Expand Energy Corp (b)	4,049	411,378
Exxon Mobil Corp	329,097	35,157,433
New Fortress Energy Inc (n)	224,466	3,366,990
		130,387,149
Financials - 0.2%
Financial Services - 0.2%
ACNR Holdings Inc (j)(l)	391,373	34,695,217
Carnelian Point Holdings LP warrants (j)(l)	18,944	55,316
Limetree Bay Cayman Ltd (j)(l)	2,899	147,066
		34,897,599
Industrials - 0.0%
Machinery - 0.0%
Tnt Crane & Rigging LLC (j)(l)	512,868	1,646,306
Tnt Crane & Rigging LLC warrants 10/31/2025 (j)(l)	86,957	1
		1,646,307
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (j)(l)	118,360	5,553,451
TOTAL UNITED STATES		179,677,023
TOTAL COMMON STOCKS (Cost $118,225,802)		205,133,082

Non-Convertible Corporate Bonds - 4.7%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (c)	605,000	626,196
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 5.125% 1/15/2029 (c)	8,087,000	6,451,038
Altice France SA 5.125% 7/15/2029 (c)	29,240,000	23,267,701
Altice France SA 5.5% 1/15/2028 (c)	8,480,000	6,860,909
Altice France SA 5.5% 10/15/2029 (c)	29,260,000	23,276,551

TOTAL FRANCE		59,856,199
LUXEMBOURG - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (c)	12,926,000	10,107,849
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (c)	4,745,000	3,855,751
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (c)	19,480,000	17,828,063

TOTAL PUERTO RICO		21,683,814
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
eG Global Finance PLC 12% 11/30/2028 (c)	20,615,000	23,120,011
UNITED STATES - 4.0%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
Consolidated Communications Inc 5% 10/1/2028 (c)	410,000	388,361
Frontier Communications Holdings LLC 5% 5/1/2028 (c)	4,005,000	3,964,023
Frontier Communications Holdings LLC 8.75% 5/15/2030 (c)	1,560,000	1,648,442
Level 3 Financing Inc 4.5% 4/1/2030 (c)	9,335,000	7,729,007
		13,729,833
Media - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (c)	8,110,000	7,894,451
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (c)	16,225,000	15,680,640
DISH Network Corp 11.75% 11/15/2027 (c)	36,525,000	38,566,565
EchoStar Corp 10.75% 11/30/2029	27,871,501	30,055,938
Univision Communications Inc 6.625% 6/1/2027 (c)	26,085,000	26,091,756
Univision Communications Inc 8% 8/15/2028 (c)	6,375,000	6,516,920
Univision Communications Inc 8.5% 7/31/2031 (c)	8,595,000	8,632,887
		133,439,157
Consumer Discretionary - 1.3%
Automobile Components - 0.0%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (c)	7,810,000	7,956,231
Automobiles - 0.6%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (c)(d)(e)	87,765,000	88,861,712
Diversified Consumer Services - 0.1%
TKC Holdings Inc 10.5% 5/15/2029 (c)	9,575,000	9,767,053
Hotels, Restaurants & Leisure - 0.5%
Caesars Entertainment Inc 7% 2/15/2030 (c)	7,670,000	7,905,553
Carnival Corp 7.625% 3/1/2026 (c)	14,205,000	14,229,575
CEC Entertainment LLC 6.75% 5/1/2026 (c)	4,045,000	4,047,168
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (c)	37,830,000	35,633,727
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp 5.875% 5/15/2025 (c)	7,363,000	7,361,309
		69,177,332
Specialty Retail - 0.1%
Carvana Co 5.625% 10/1/2025 (c)	15,715,000	15,616,788
TOTAL CONSUMER DISCRETIONARY		191,379,116

Energy - 0.1%
Energy Equipment & Services - 0.0%
Transocean Poseidon Ltd 6.875% 2/1/2027 (c)	3,738,000	3,739,200
Oil, Gas & Consumable Fuels - 0.1%
CITGO Petroleum Corp 6.375% 6/15/2026 (c)	2,115,000	2,121,093
CITGO Petroleum Corp 7% 6/15/2025 (c)	9,610,000	9,616,775
CITGO Petroleum Corp 8.375% 1/15/2029 (c)	7,770,000	8,028,693
		19,766,561
TOTAL ENERGY		23,505,761

Financials - 0.7%
Consumer Finance - 0.1%
Ford Motor Credit Co LLC U.S. SOFR Index + 2.95%, 7.3747% 3/6/2026 (d)(e)	16,070,000	16,399,013
Financial Services - 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	17,665,000	15,265,019
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	14,840,000	14,615,719
NFE Financing LLC 12% 11/15/2029 (c)	35,020,094	36,551,576
		66,432,314
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (c)	21,445,000	22,172,158
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (c)	16,655,000	16,830,843
		39,003,001
TOTAL FINANCIALS		121,834,328

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Embecta Corp 6.75% 2/15/2030 (c)	8,365,000	7,989,298
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (c)	4,675,000	4,750,370
		12,739,668
Industrials - 0.3%
Aerospace & Defense - 0.1%
TransDigm Inc 6.375% 3/1/2029 (c)	19,405,000	19,599,458
Commercial Services & Supplies - 0.2%
Brand Industrial Services Inc 10.375% 8/1/2030 (c)	4,560,000	4,698,774
GEO Group Inc/The 8.625% 4/15/2029	2,935,000	3,101,660
Neptune Bidco US Inc 9.29% 4/15/2029 (c)	15,735,000	13,414,088
		21,214,522
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (c)	1,670,000	1,744,702
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (c)	1,787,500	1,786,478
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (c)	716,555	713,315
		2,499,793
TOTAL INDUSTRIALS		45,058,475

Information Technology - 0.2%
IT Services - 0.0%
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (c)	8,415,000	8,406,501
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 7.9583% 6/23/2030 (c)(d)(i)(j)	2,557,934	2,462,010
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (c)	16,354,000	16,998,610
Cloud Software Group Inc 9% 9/30/2029 (c)	8,495,000	8,700,171
		25,698,781
TOTAL INFORMATION TECHNOLOGY		36,567,292

Materials - 0.1%
Chemicals - 0.0%
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)	8,380,000	8,872,057
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (c)	11,790,000	12,568,741
TOTAL MATERIALS		21,440,798

Real Estate - 0.3%
Diversified REITs - 0.1%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)	18,880,000	20,186,156
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (c)	1,725,000	1,697,696
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (c)	985,000	946,236
		22,830,088
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	27,345,000	24,488,367
TOTAL REAL ESTATE		47,318,455

TOTAL UNITED STATES		647,012,883
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $749,055,145)		762,406,952

Preferred Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.8951% (d)(e)(k)	13,830,000	14,061,966
Financials - 0.4%
Banks - 0.3%
JPMorgan Chase & Co 4.6% (d)(k)	21,980,000	22,485,661
Wells Fargo & Co 3.9% (d)(k)	23,585,000	23,292,561
		45,778,222
Capital Markets - 0.1%
Charles Schwab Corp/The 5.375% (d)(k)	24,025,000	24,142,183
TOTAL FINANCIALS		69,920,405

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Aircastle Ltd 5.25% (c)(d)(k)	8,580,000	8,635,193
TOTAL UNITED STATES		92,617,564
TOTAL PREFERRED SECURITIES (Cost $90,966,040)		92,617,564

Money Market Funds - 10.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o) (Cost $1,758,816,923)	4.37	1,758,489,716	1,758,841,414

TOTAL INVESTMENT IN SECURITIES - 104.2% (Cost $17,154,575,453)	17,044,653,382
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(689,566,571)
NET ASSETS - 100.0%	16,355,086,811

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $120,208,761 or 0.7% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $705,217,748 or 4.3% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)	Non-income producing - Security is in default.
(i)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $13,741,994 and $13,765,309, respectively.

(j)	Level 3 security
(k)	Security is perpetual in nature with no stated maturity date.
(l)	Non-income producing
(m)	Affiliated company
(n)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $3,366,990 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Affiliated Fund

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/21	38,344

Fidelity Private Credit Company LLC	5/01/22 - 12/31/24	121,797,397

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	872,182,993	1,430,473,491	543,815,070	13,459,913	-	-	1,758,841,414	1,758,489,716	3.0%
Fidelity Securities Lending Cash Central Fund	-	37,639,135	37,639,135	480	-	-	-	-	0.0%
Total	872,182,993	1,468,112,626	581,454,205	13,460,393	-	-	1,758,841,414	1,758,489,716

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	113,619,649	9,498,152	-	7,442,152	-	(3,320,418)	119,797,383	12,236,709
	113,619,649	9,498,152	-	7,442,152	-	(3,320,418)	119,797,383	12,236,709

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Joann Inc	12,477,231	-	-	-	-	(12,477,171)	60	6,027,648
Total	12,477,231	-	-	-	-	(12,477,171)	60	6,027,648

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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